Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Expenses
Accrued Expenses

7. Accrued Expenses

Accrued expenses consist of the following (in thousands):

	September 30,	December 31,
	2012	2011

Research costs	$2,554	$2,276
Payroll and employee benefits	701	586
Professional fees	626	472
Vacation	106	79
Accrued interest on notes payable	494	177
Total accrued expenses	$4,481	$3,590

9. Accrued expenses

Accrued expenses consist of the following:

	December 31,
	2011	2010

Research costs	$2,276	$1,913
Payroll and employee benefits	586	473
Professional fees	472	243
Vacation	79	79
Restructuring	—	63
Interest	177	—

Total accrued expenses	$3,590	$2,771